As filed with the Securities and Exchange Commission on December 29, 1995

                                               1933 Act Registration No. 33-12
                                                    1940 Act File No. 811-4401



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.
                                                 -------
                      Post-Effective Amendment No.   31                    x
                                                   ------

                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                             Amendment No.   33                            x
                                           ------

                       (Check appropriate box or boxes)

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

              (Exact name of registrant as specified in charter)


     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                   53095
     (Address of Principal Executive Offices)               (Zip Code)

     Registrant's Telephone Number, including Area Code:  (414) 334-5521


                             ROBERT J. TUSZYNSKI
                         Vice President and Treasurer
                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            215 NORTH MAIN STREET
                          WEST BEND, WISCONSIN 53095
                   (Name and Address of Agent for Service)

                                   Copy to:

                           CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady
                          411 East Wisconsin Avenue
                          Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

               It is proposed that this filing will become effective
                     immediately upon filing pursuant to paragraph (b)
               -----
                X    on January 2, 1996 pursuant to paragraph (b)
               - ---
                     60 days after filing pursuant to paragraph (a)(1)
               -----
                     on (date) pursuant to paragraph (a)(3)
               -----
                     75 days after filing pursuant to paragraph (a)(2) of rule
               -----
               485.


               If appropriate, check the following:
                     this post-effective amendment designates a new
               -----
               effective date for a previously filed post-effective amendment

     Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under The Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended December 31, 1994 was filed on February 15, 1995.



                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                                CLASS Y SHARES
                            (INSTITUTIONAL CLASS)
                                  FORM N-1A

                            CROSS REFERENCE SHEET

Form N-1A
Item No.                                     Prospectus Heading
--------                                     ------------------

     PART A

 1.  Cover Page.........................     Cover Page

 2.  Synopsis...........................     Questions and Answers; Expenses

 3.  Condensed Financial
       Information......................     Not Applicable

 4.  General Description of
       Registrant.......................     Questions and Answers; Investment
                                             Objective and Policies; Description
                                             of Shares

 5.  Management of the Fund.............     Management; Determination of Net
                                             Asset Value Per Share; Other Infor-
                                             mation

 6.  Capital Stock and Other
       Securities.......................     Description of Shares; Tax Status;
                                             Redemptions; Dividends, Capital
                                             Gains Distributions and
                                             Reinvestments

 7.  Purchase of Securities
       Being Offered....................     Determination of Net Asset Value
                                             Per Share; Purchase of Shares

 8.  Redemption or Repurchase...........     Redemptions

 9.  Pending Legal Proceedings..........     None


     PART B

10.  Cover Page.........................     Cover Page

11.  Table of Contents..................     Cover Page

12.  General Information and History
       Information......................     The Fund

13.  Investment Objectives and
       Policies.........................     Investment Program; Investment
                                             Restrictions

14.  Management of the Fund.............     Management of Principal
                                             Preservation

15.  Control Persons and Principal
       Holders of Securities............     Management of Principal
                                             Preservation

16.  Investment Advisory and
       Other Services...................     Management of Principal
                                             Preservation

17.  Brokerage Allocation and
       Brokerage........................     Portfolio Transactions and
                                             Brokerage


18.  Capital Stock and Other
       Securities.......................     Determination of Net Asset Value
                                             Per Share; Valuation of Securities;
                                             Redemption in Kind; Tax Status

19.  Purchase, Redemption and Pricing
       of Securities Being Offered......     Determination of Net Asset Value
                                             Per Share; Valuation of Securities;
                                             Redemption in Kind; Purchase of
                                             Shares;

20.  Tax Status.........................     Tax Status



21.  Underwriters.......................     Portfolio Transactions and
                                             Brokerage Practices; Management of
                                             Principal Preservation

22.  Calculation of Performance Data....     Performance Information;

23.  Financial Statements...............     Not Applicable



PART A - INFORMATION REQUIRED IN A PROSPECTUS

     In response to Part A of Form N-1A, the Registrant hereby incorporates Part A of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (Registration No. 33-12), as filed with the Securities and Exchange Commission on November 3, 1995, except that the section captioned "Financial Highlights" in Part A of Post-Effective Amendment No. 29 is deleted from this Part A.

PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     In response to Part B of Form N-1A, the Registrant incorporates by reference Part B included in Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A (Registration No. 33-12), as filed with the Securities and Exchange Commission on November 3, 1995, except that the sections captioned "Experts" and "Financial Statements" in Part B of Post-Effective Amendment No. 29 are deleted from this Part B.

PART C - OTHER INFORMATION

     In partial response to Part C of Form N-1A, the Registrant hereby incorporates by reference the Part C - Other Information included in Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A (Registration No. 33-12), as filed with the Securities and Exchange Commission on November 3, 1995. In further response to Item 24(b), the Registrant supplements the Exhibit Index following the signature page included in Post-Effective Amendment No. 29 to its Registration Statement, which Exhibit Index is incorporated by reference in said Post-Effective Amendment No. 29 in response to
Item 24(b) thereof, to include the following item:

                                                              Sequential
EXHIBIT NUMBER    DESCRIPTION                                 Page Number
--------------    -----------                                 -----------


18                Rule 18f-3 Operating Plan Relating to
                  Shares of Class X Common Stock and Class Y
                  Common Stock of the Cash Reserve Portfolio


                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has caused this Amendment to its Registration Statement to be signed on its behalf of by its duly authorized officer in the City of West Bend, in the State of Wisconsin, on the 26th day of December, 1995.

                         PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              /s/  R. D. Ziegler
                         By:
                              ----------------------------------
                              R. D. Ziegler, President and Chief Executive
                              Officer


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 26th day of December, 1995 by the following persons in the capacities indicated.

         SIGNATURE                              TITLE
         ---------                              -----

/s/  R. D. Ziegler            Director and President (Chief Executive
                              Officer)
------------------------
R. D. Ziegler

/s/  Robert J. Tuszynski      Director and Vice President (Chief
                              Financial Officer)
------------------------
Robert J. Tuszynski

/s/  Jay Ferrara              Treasurer (Chief Accounting Officer)
Jay Ferrara


Richard H. Aster*             Director
------------------------
Richard H. Aster

August J. English*            Director
------------------------
August J. English

Stephen A. Roell*             Director
------------------------
Stephen A. Roell


     /s/  Robert J. Tuszynski
*By:
     ------------------------------------------
     Robert J. Tuszynski, pursuant to power
     of attorney dated April 16, 1993 and
     previously filed